Income taxes	6 Months Ended
Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of income tax [text block]
12 INCOME AND SOCIAL CONTRIBUTION TAXES
The Company calculates income tax and social contribution taxes, current and deferred, based on the following rates: (i) 15% plus an additional 10% on taxable income in excess of R$240 for IRPJ; and (ii) 9% for CSLL, on the net income. Balances are recognized in the Company's income on an accruals basis.
Subsidiaries domiciled in Brazil have their taxes calculated and provisioned in accordance with the current legislation and their specific tax regime, including, in some cases, the presumed profit method. Subsidiaries domiciled abroad are subject to taxation in their respective jurisdictions, according to local regulations.
Deferred income and social contribution taxes are recognized at the net amounts in non-current assets or liabilities.
In Brazil, Law nº. 12,973/14 revoked article 74 of Provisional Measure nº. 2,158/01 and determines that the parcel of the adjustment of the value of the investment in subsidiaries, direct and indirect, domiciled abroad, equivalent to the profit earned by them before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity domiciled in Brazil, at each year ended.
The Company management believes in the validity of the provisions of international treaties entered by Brazil to avoid double taxation. In order to ensure its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims to exempt the double taxation in Brazil, of profits earned by its subsidiary located in Austria, according to Law No. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, when determining its taxable income and social contribution basis of the net profit of the Company for the six-month period ended June 30, 2024. There is no provision for tax related to the non-double taxation profits of such subsidiary in 2024. For the six-month period ended June 30, 2024, there were no changes on the disclosure about uncertain tax positions for income tax and social contribution (IFRIC 23), which were disclosed in the annual financial statements of December 31, 2023.
12.1 Deferred taxes
12.1.1 Deferred income and social contribution taxes

	06/30/2024	12/31/2023
Tax loss	1,086,797	1,209,968
Negative tax basis of social contribution	416,088	457,030

Assets - temporary differences
Provision for judicial liabilities	331,519	324,158
Operating provisions and other losses	1,129,889	1,214,807
Exchange rate variations	5,233,284	2,384,153
Derivatives losses (“MtM”)	628,221
Amortization of fair value adjustments arising from business combinations	633,847	654,358
Unrealized profit on inventories	453,809	151,578
Leases	491,931	356,110
	10,405,385	6,752,162

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,445,770	1,301,654
Property, plant and equipment - deemed cost	1,103,321	1,137,483
Depreciation for tax-incentive reason (1)	766,530	799,857
Capitalized loan costs	920,058	640,063
Fair value of biological assets	1,153,340	1,115,432
Deferred taxes, net of fair value adjustments	356,612	370,947
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	148,130	150,691
Derivatives gains (“MtM”)		678,090
Provision of deferred taxes on results of subsidiaries abroad	81,381
Other temporary differences	24,438	24,109
	5,999,580	6,218,326

Non-current assets	4,418,401	545,213
Non-current liabilities	12,596	11,377
(1)Tax depreciation is taken as a benefit only in the income tax calculation bases.
12.1.2 Breakdown of accumulated tax losses and social contribution tax losses carried forward

	06/30/2024	12/31/2023
Tax loss carried forward	4,347,188	4,839,872
Negative tax basis of social contribution carried forward	4,623,200	5,078,111
12.1.3 Roll-forward of deferred tax assets

	06/30/2024	12/31/2023
Opening balance	533,836	3,985,297
Tax loss	(123,171)	2,872
Negative tax basis of social contribution	(40,942)	11,780
Provision for judicial liabilities	7,361	55,562
Operating provisions and other losses	(84,918)	215,779
Exchange rate variation	2,849,131	(1,913,350)
Derivative (gains) losses (“MtM”)	1,306,311	(668,926)
Amortization of fair value adjustments arising from business combinations	(6,176)	2,219
Unrealized profit on inventories	302,231	(211,474)
Leases	135,821	(8,728)
Goodwill - tax benefit on unamortized goodwill	(144,116)	(278,551)
Property, plant and equipment - deemed cost	34,162	79,866
Depreciation accelerated for tax-incentive reason	33,327	70,140
Capitalized loan costs	(279,995)	(429,229)
Fair value of biological assets	(37,908)	(412,158)
Deferred taxes on the results of subsidiaries abroad	(81,381)
Credits on exclusion of ICMS from the PIS/COFINS tax base	2,561	43,430
Other temporary differences	(329)	(10,693)
Closing balance	4,405,805	533,836
12.2 Reconciliation of the effects of income tax and social contribution on profit or loss

	06/30/2024	06/30/2023
Net income (loss) before taxes	(6,947,851)	14,380,751
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	2,362,269	(4,889,455)

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	1,017,293	815,768
Equity method	(1,195)	143
Thin capitalization (2)		(27,114)
Credit related to Reintegra Program	4,807	3,694
Director bonuses	(9,347)	(3,481)
Tax incentives	26,912	41,769
Donations/Fines – Other	1,626	(1,659)
	3,402,366	(4,060,335)
Income tax
Current	(370,788)	(193,265)
Deferred	2,852,815	(2,830,430)
	2,482,027	(3,023,695)
Social Contribution
Current	(99,416)	(17,738)
Deferred	1,019,755	(1,018,902)
	920,339	(1,036,640)
Income and social contribution benefits (expenses) on the period	3,402,366	(4,060,335)

Effective rate of income and social contribution tax expenses	48.97%	28.23%
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
(2)The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On June 30, 2024, all limits and requirements were met, and on June 30, 2023, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.
12.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Eunápolis (BA)	Veracel	2025
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025
12.4 OECD PILLAR TWO MODEL RULES
In December 2021, the Organisation for Economic Co-operation and Development (“OECD”) announced the guidelines for the Pillar Two model, aiming for a reform in international corporate taxation to ensure that multinational economic groups, covered by such regulations, contribute an effective minimum tax at a rate of 15% on profits. Each country's effective profit tax rate, as calculated by this model, is called the GloBE (Global Anti-Base Erosion Rules) effective tax rate. These rules await approval in the local legislation of each country. In the context of Suzano, compliance with OECD guidelines on international taxation is a strategic priority.
Many countries have already released legislation or plans on the adoption of Pillar Two rules and the calculation of GloBE revenue, considering the global minimum rate of 15% for multinationals with consolidated revenue above EUR750 million.
The Company is monitoring the jurisdictions where the legislation was approved and is in force, as well as the progress of the legislative process in other countries, in order to map the potential effects on its operations.
From 2024, the Company is subject to OECD Pillar Two model rules in some European jurisdictions, with emphasis only on Austria. There was no material impact on this unaudited condensed consolidated interim financial information due to this topic.